SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
SIGNIFICANT ACCOUNTING POLICIES
Schedule of accounts receivable

	December 31,
	2021	2020
Bank income receivable	$64	$13,097
Program management receivable	13,899	4,868
Reserve for doubtful accounts	(119)	(122)
Total accounts receivable	$13,844	$17,843

Schedule of purchased and collected principal amounts associated with Capital Advance (CA) receivables

During the years ended December 31, 2021 and 2020, the Company has purchased and collected the following principal amounts associated with CAs:

CA receivable, gross, December 31, 2020	$67,682
CA extended to customers	334,775
Increase in revenue receivables	444
CA collected from customers	(342,930)
Charge-offs, net of recoveries	(3,870)
CA receivable, gross, December 31, 2021	$56,101
Allowance for CA losses, December 31, 2021	(2,426)
CA receivable, net, December 31, 2021	$53,675

CA receivable, gross, December 31, 2019	$60,636
CA extended to customers	266,562
Increase in revenue receivables	126
CA collected from customers	(259,134)
Charge-offs, net of recoveries	(508)
CA receivable, gross, December 31, 2020	$67,682
Allowance for CA losses, December 31, 2020	(1,587)
CA receivable, net, December 31, 2020	$66,095

Schedule of current and overdue amounts of CAs

The outstanding gross balance at December 31, 2021, consists of the following current and overdue amounts:

Total	Current	1-30 days overdue	30-60 overdue	60-90 overdue	Above 90 overdue
56,101	53,150	964	704	163	1,120

The outstanding gross balance at December 31, 2020, consists of the following current and overdue amounts:

Total	Current	1-30 days overdue	30-60 overdue	60-90 overdue	Above 90 overdue
67,682	66,018	263	129	218	1,054

Schedule of current and overdue balances CAs that are segregated into the timing of expected collections

The following are current and overdue balances from above that are segregated into the timing of expected collections at December 31, 2021:

		Due in less than			Due in more than
Total	Overdue	30 days	Due in 30-60 days	Due in 60-90 days	90 days
56,101	2,951	9,511	12,457	23,008	8,174

The following are current and overdue balances from above that are segregated into the timing of expected collections at December 31, 2020:

		Due in less than			Due in more than
Total	Overdue	30 days	Due in 30-60 days	Due in 60-90 days	90 days
67,682	1,664	10,143	19,726	34,979	1,170

Schedule of rollforward for the allowance for CA losses ("ALCAL")

Below is a rollforward for the ALCAL for the years ending December 31, 2021 and 2020:

ALCAL balance, December 31, 2020	$1,587
Provision for ALCAL	11,934
Recoveries for ALCAL	(7,225)
CA receivables charged off	(3,870)
ALCAL balance, December 31, 2021	$2,426

ALCAL balance, December 31, 2019	$900
Provision for ALCAL	5,723
Recoveries for ALCAL	(4,247)
CA receivables charged off	(789)
ALCAL balance, December 31, 2020	$1,587

Schedule of estimated useful lives

Years
Computers, software and peripheral equipment	3-5
Furniture and office equipment	6-16
Leasehold improvements	Lesser of economic life or lease term

Schedule of revenue disaggregated by primary geographical market

	Year Ended December 31,
	2021	2020	2019
Primary geographical markets
Greater China(1)	160,583	$127,307	$103,531
United States	55,941	38,729	69,016
All other countries(2)	256,879	179,556	145,203
Total revenues	473,403	$345,592	$317,750
(1)	Greater China is inclusive of mainland China, Hong Kong and Taiwan
(2)	No single country included in the other countries category generated more than 10% of total revenue

Schedule of revenue recognized from contracts with customers as well as revenue from other sources

	Year Ended December 31,
	2021	2020	2019

Revenue recognized at a point in time	$441,208	$332,939	$297,077
Revenue recognized over time	29,493	6,652	3,456
Revenue from contracts with customers	$470,701	$339,591	$300,533
Revenue from other sources	2,702	6,001	17,217
Total revenues	$473,403	$345,592	$317,750

Schedule of deferred customer acquisition costs

Opening balance as of December 31, 2020	$8,976
Additions to deferred customer acquisition costs	11,111
Amortization of deferred customer acquisition costs	(8,721)
Ending balance as of December 31, 2021	$11,366

Opening balance as of December 31, 2019	$5,057
Additions to deferred customer acquisition costs	10,119
Amortization of deferred customer acquisition costs	(6,200)
Ending balance as of December 31, 2020	$8,976